Components of Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components Of Income Tax Expense Benefit [Line Items]
Current	$ 6,463	$ 7,286	$ 1,036
Deferred	15,998	20,260	36,326
Total income tax expense	$ 22,461	$ 27,546	$ 37,362